ONE SHELL PLAZA 910 LOUISIANA HOUSTON, TEXAS 77002-4995 TEL +1 713.229.1234 FAX +1 713.229.1522 www.bakerbotts.com	ABU DHABI AUSTIN BEIJING DALLAS DUBAI HONG KONG HOUSTON LONDON MOSCOW NEW YORK PALO ALTO RIYADH WASHINGTON
Andrew J. Ericksen TEL +1 713.229.1393 FAX +1 713.229.2793 aj.ericksen@bakerbotts.com

July 16, 2010

BY EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Schlumberger Limited (Schlumberger N.V.)

Amendment No. 2 to Registration Statement on Form S-4 (File No. 333-166326)

Ladies and Gentlemen:

On behalf of our client, Schlumberger Limited (Schlumberger N.V.) (“Schlumberger”), we hereby submit for filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 2 to Schlumberger’s Registration Statement on Form S-4 (File No. 333-166326) relating to the merger of Smith International, Inc. (“Smith”) with and into a subsidiary of Schlumberger.

Please call J. David Kirkland, Jr. (713.229.1101) or M. Breen Haire (713.229.1648) of this Firm, or Daniel A. Neff (212.403.1218) or David E. Shapiro (212.403.1314) of Wachtell, Lipton, Rosen & Katz, counsel to Smith, with any questions or comments regarding this filing. In addition, please send copies of all correspondence with Schlumberger or Smith related to the filing directly to J. David Kirkland, Jr., Baker Botts L.L.P., One Shell Plaza, 910 Louisiana, Houston, Texas 77002-4995 (facsimile: 713.229.7701) and Daniel A. Neff, Wachtell, Lipton, Rosen & Katz, 51 West 52nd Street, New York, New York 10019 (facsimile: 212.403.2218).

Very truly yours, BAKER BOTTS L.L.P.

By:	/S/ ANDREW J. ERICKSEN
Andrew J. Ericksen